Trade and Other Payables (Schedule Of Accounts Payable and Accrued Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Payables [abstract]
Trade accounts payable	$ 4,612	$ 4,004
Accrued payroll and related compensation	2,645	1,776
Supplier accruals	2,126	1,277
Accrued professional fees	224	150
Other	129	28
Total accounts payable and accrued liabilities	$ 9,736	$ 7,235